[SUTHERLAND ASBILL & BRENNAN LLP]

MARY E. THORNTON

DIRECT LINE: 202.383.0698

Internet: mary.thornton@sablaw.com

March 14, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form S-1 for
TIAA-CREF Life Insurance Company

Commissioners:

On behalf of TIAA-CREF Life Insurance Company (the “Company”), attached for transmission under the Securities Act of 1933, as amended, is an initial registration statement on Form S-1 for certain modified guaranteed annuity contracts issued by the Company.

Additional updating changes, financial statements, any exhibits not included herein, and certain other omitted information (including management’s discussion and analysis and executive compensation disclosure) will be included in a pre-effective amendment.

Please contact the undersigned at (202) 383-0698, or Elisabeth M. Bentzinger of our firm at (202) 383-0717, if you have any questions or comments regarding this transmittal.

Sincerely,

/s/ Mary E. Thornton

Mary E. Thornton

Attachment

cc:	Rachel Dubow
Edward L. Hancock
Gerald McCullough
Elisabeth M. Bentzinger